Employee benefits - Defined benefit plans - Current and non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	€ 3,226	€ 3,097	€ 3,199	€ 2,337
o/w non-current	2,618	2,605	2,799
o/w current	608	492	€ 400
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	22	28
o/w non-current	21
o/w current	2
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	812	709
o/w non-current	746
o/w current	66
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	2	2
o/w non-current	2
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	1,711	1,753
o/w non-current	1,177
o/w current	534
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	678	€ 605
o/w non-current	672
o/w current	€ 6